Intangible Assets and Unfavorable Lease Terms - Aggregate Amortizations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS [Abstract]
2014	$ 26,442
2015	21,169
2016	17,234
2017	17,526
2018	17,210
2019 and thereafter	19,824
Total	$ 119,405	$ 160,479	$ 176,581